Transfers of Financial Assets - Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets pledged for general account and contingent liabilities [member]
Disclosure of financial assets [line items]
General account (contingent) liabilities	€ 2,832	€ 2,664
Collateral pledged	4,090	3,726
Net exposure	(1,258)	(1,061)
Non-cash collateral that can be sold or repledged by the counterparty
Assets pledged for repurchase agreements [member]
Disclosure of financial assets [line items]
Cash received on repurchase agreements	962	719
Collateral pledged (transferred financial assets)	975	€ 718
Net exposure	€ (13)